Common Stock (Details Narrative) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock; Shares Issued	12,277,912	12,221,912
Common Stock; Par Value	$ 0.00	$ 0.00
Company received share subscriptions, value		$ 67,500
Number of common shares representing shares subscription		270,000	120,000
Common shares representing shares subscription, par value		$ 0.25	$ 0.25
Common stock, shares subscribed		$ 97,500	$ 30,000
Director [Member]
Common Stock; Shares Issued	25,000
Common Stock; Par Value	$ 0.08